Expense Example	Jul. 31, 2024 USD ($)
American Funds Short-Term Tax-Exempt Bond Fund | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 293
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	790
American Funds Short-Term Tax-Exempt Bond Fund | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	909
American Funds Short-Term Tax-Exempt Bond Fund | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	785
American Funds Short-Term Tax-Exempt Bond Fund | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	179
Expense Example, with Redemption, 10 Years	405
American Funds Short-Term Tax-Exempt Bond Fund | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	79
Expense Example, with Redemption, 5 Years	140
Expense Example, with Redemption, 10 Years	317
Limited Term Tax-Exempt Bond Fund of America | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	981
Limited Term Tax-Exempt Bond Fund of America | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	232
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,375
Limited Term Tax-Exempt Bond Fund of America | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	922
Limited Term Tax-Exempt Bond Fund of America | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Limited Term Tax-Exempt Bond Fund of America | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
Limited Term Tax-Exempt Bond Fund of America | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	331
The Tax-Exempt Bond Fund of America | TAX EXEMPT BOND FUND OF AMERICA | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	428
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,027
The Tax-Exempt Bond Fund of America | TAX EXEMPT BOND FUND OF AMERICA | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	231
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,349
The Tax-Exempt Bond Fund of America | TAX EXEMPT BOND FUND OF AMERICA | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	898
The Tax-Exempt Bond Fund of America | TAX EXEMPT BOND FUND OF AMERICA | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
The Tax-Exempt Bond Fund of America | TAX EXEMPT BOND FUND OF AMERICA | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
The Tax-Exempt Bond Fund of America | TAX EXEMPT BOND FUND OF AMERICA | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
American High-Income Municipal Bond Fund | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	440
Expense Example, with Redemption, 3 Years	578
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,167
American High-Income Municipal Bond Fund | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	240
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,460
American High-Income Municipal Bond Fund | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	312
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,005
American High-Income Municipal Bond Fund | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
American High-Income Municipal Bond Fund | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
American High-Income Municipal Bond Fund | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
The Tax-Exempt Fund of California | Tax-Exempt Fund of California | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	431
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,062
The Tax-Exempt Fund of California | Tax-Exempt Fund of California | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	234
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,384
The Tax-Exempt Fund of California | Tax-Exempt Fund of California | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	910
The Tax-Exempt Fund of California | Tax-Exempt Fund of California | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
The Tax-Exempt Fund of California | Tax-Exempt Fund of California | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
The Tax-Exempt Fund of California | Tax-Exempt Fund of California | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
American Funds Tax-Exempt Fund of New York | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	434
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,161
American Funds Tax-Exempt Fund of New York | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	237
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	1,481
American Funds Tax-Exempt Fund of New York | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	441
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,011
American Funds Tax-Exempt Fund of New York | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	925
American Funds Tax-Exempt Fund of New York | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	598
American Funds Tax-Exempt Fund of New York | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	462
American Funds Short-Term Tax-Exempt Bond Fund: Class R6 Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	79
Expense Example, with Redemption, 5 Years	140
Expense Example, with Redemption, 10 Years	317
Limited Term Tax-Exempt Bond Fund of America: Class R6 Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	331
The Tax-Exempt Bond Fund of America: Class R6 Prospectus | TAX EXEMPT BOND FUND OF AMERICA | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
American High-Income Municipal Bond Fund: Class R6 Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	$ 406